ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income, tax	¥ 0	¥ 0	¥ 0
360 Finance, Inc | Reportable legal entities
Other comprehensive income, tax	¥ 0	¥ 0	¥ 0